Equity - Schedule of Unvested Stock Option (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Unvested Stock Option [Abstract]
Non-Vested Options, Beginning Balance	15,301
Weighted Average Grant date Fair Value, Beginning Balance (in Dollars per share) | $ / shares	$ 41.11
Non-Vested Options, Granted
Non-Vested Options, Vested	5,048
Non-Vested Options, Forfeited
Non-Vested Options, Ending Balance	10,253
Weighted Average Grant date Fair Value, Ending Balance (in Dollars per share) | $ / shares	$ 37.99